                        GENERAL AMERICAN CAPITAL COMPANY

                        SUPPLEMENT DATED FEBRUARY 13, 2003
                         TO PROSPECTUS DATED MAY 1, 2002


The following information supplements the General American Capital Company prospectus dated May 1, 2002. You should keep this supplement to the prospectus for future reference.

This prospectus supplement is to inform you that the Board of Directors of General American Capital Company (the "Fund") has voted to approve, subject to shareholder approval, the merger of each portfolio of the Fund into the Metropolitan Series Fund, Inc. ("MSF") and New England Zenith Fund ("NEZF") portfolios listed below.


  GACC PORTFOLIO                         SUCCESSOR PORTFOLIO
  --------------                         -------------------
Money Market Fund                 NEZF State Street Research Money Market Series
Bond Index Fund                   MSF Lehman Brothers(R) Aggregate Bond Index Portfolio
Asset Allocation Fund             MSF State Street Research Diversified Portfolio
S&P 500 Index Fund                MSF MetLife Stock Index Portfolio
Mid-Cap Equity Fund               MSF State Street Research Aggressive Growth Portfolio
Small-Cap Equity Fund             MSF State Street Research Aurora Portfolio
International Index Fund          MSF Morgan Stanley EAFE(R) Index Portfolio
Managed Equity Fund               MSF State Street Research Large Cap Value Portfolio

Shareholders who owned shares of the Fund's portfolios on January 31, 2003 will receive further information regarding the mergers in a proxy statement/ prospectus in March 2003. These shareholders will also receive voting instruction cards with which to vote on the mergers at a special meeting to be held on or about April 25, 2003. If approved by the shareholders, the mergers will close on or about April 28, 2003.

                        GENERAL AMERICAN CAPITAL COMPANY

                        SUPPLEMENT DATED FEBRUARY 13, 2003
                         TO PROSPECTUS DATED MAY 1, 2002


The following information supplements the General American Capital Company prospectus dated May 1, 2002. You should keep this supplement to the prospectus for future reference.

This prospectus supplement is to inform you that the Board of Directors of General American Capital Company (the "Fund") has voted to approve, subject to shareholder approval, a proposal to merge the Fund's Money Market Fund into the New England Zenith Fund's State Street Research Money Market Series (the "Merger").

Shareholders who owned shares of the Fund's Money Market Fund on January 31, 2003 will receive further information regarding the Merger in a proxy statement/prospectus in March 2003. These shareholders will also receive voting instruction cards with which to vote on the Merger at a special meeting to be held on or about April 25, 2003. If approved by the shareholders, the Merger will close on or about April 28, 2003.